Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts [Line Items]
Beginning balance	$ 2,607,600	$ 1,581,142	$ 1,669,658
Provision for doubtful accounts	4,783,518	1,011,760
Recovery			(189,286)
Written-off		(34,879)
Foreign currency translation adjustments	(310,441)	49,577	100,770
Ending balance	$ 7,080,677	$ 2,607,600	$ 1,581,142